Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses	$ 324	$ 244
Tax credits	83	45
Stock-based compensation	17	41
Capitalized R&D	130	0
Lease liability	29	31
Other	14	12
Deferred tax assets, gross	597	373
Valuation allowance	(542)	(331)	$ (87)	$ (31)
Deferred tax assets, net of valuation allowance	55	42
Deferred tax liabilities:
Depreciation and amortization	(27)	(7)
Right of use asset	(29)	(32)
Other	(3)	(7)
Deferred tax liabilities	(59)	(46)
Deferred tax liabilities, net	$ (4)	$ (4)